RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage Of Annual Management Fee	0.375%
Accrued Management Fees	$ 2,421,437	$ 2,390,872
Percentage Of Permanent Financing	99.00%